Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	As contemplated by Rule 15d-2, SEALSQ Corp is hereby filing the certified financial statements of WISeKey Semiconductors SAS, the SEALSQ Corp Predecessor, with the SEC under cover of the facing page of an annual report on Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41709
Entity Registrant Name	SEALSQ CORP
Entity Central Index Key	0001951222
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Avenue Louis-Casaï 58
Entity Address, City or Town	Cointrin
Entity Address, Country	CH
Entity Address, Postal Zip Code	1216
Title of 12(b) Security	Ordinary Shares, US$0.01 par value per share
Trading Symbol	LAES
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	100
Auditor Name	BDO Rhône-Alpes
Auditor Location	Lyon, France
Auditor Firm ID	3340
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Craigmuir Chambers, Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	1110
Country Region	41
City Area Code	22
Local Phone Number	594-3000
Contact Personnel Name	Peter Ward
Contact Personnel Fax Number	594-3001